Share-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
NOTE 11 – SHARE-BASED COMPENSATION
Global Stock Incentive Plan
On May 31, 2022, the shareholders of the Company approved the Company’s Board of Directors proposal to increase the Company’s Global Incentive Plan (the “Plan”) by 1,575,000 shares, thus bringing the total number of stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) that may be issued pursuant to the Plan to 1,950,855.
On May 31, 2023, the shareholders of the Company approved the Company’s Board of Directors proposal to increase the Company’s Global Incentive Plan (the “Plan”) by an additional 500,000 shares, thus bringing the total number of stock options, RSUs and RSAs that may be issued pursuant to the Plan to 2,450,855.
Under the term of the Plan, on the grant date, the Board of Directors determines the vesting schedule of each stock option and RSUs on an individual basis. All stock options expire ten
(
10
)
 years from the date of the grant. Vested options expire 90 days after the termination of employment of the grantee.
Stock Options
The fair value of options and share awards granted under the stock option plan during the six months ended June 30, 2023 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

January 2023
Risk-free interest rates	3.43%
Expected life	5 years
Expected volatility	41.00%
Expected dividend yield	0.00%

The following table summarizes the stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2023	931,934	$5.88	8.91	$203,295
Granted	319,750	3.44
Forfeited/Cancelled	(189,866)	6.50
Exercised	(27,674)	0.008

Balance at June 30, 2023	1,034,144	5.16	8.84	$55,143

Exercisable at June 30, 2023	508,668	$5.75	8.61	$41,736

The following table summarizes the Company’s
non-vested
stock options:

	Non-vested Options Outstanding	Weighted-Average Grant Date Fair Value
At January 1, 2023	507,664	$2.64
Options granted	319,750	1.41
Options forfeited/cancelled	(138,785)	4.00
Options exercised	(2,119)	5.14
Options vested	(161,034)	2.07

At June 30, 2023	525,476	$1.89

For the six months ended June 30, 2023 and 2022, the Company recognized $388,236 and $483,211 of stock compensation expense relating to stock options, respectively. For the three months ended June 30, 2023 and 2022, the Company recognized $171,812 and $378,809 of stock compensation expense relating to stock options, respectively. As of June 30, 2023, there was $1,017,171 of unrecognized stock compensation expense related to non-vested
share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 1.9 years.
Restricted Stock Awards
In July 2019, the Board of Directors of the Company authorized grants of restricted stock awards (“RSAs”) through a restricted stock award purchase agreement to certain founders, consultants, and advisors of the Company. Certain grants to the Company’s founders were fully vested at the date of incorporation, other grants vest over a four-year period on each anniversary of the grant date, based on continued employment, and other grants vest based on various milestones. The shares of common stock underlying the RSAs are issued upon grant.
The following table summarizes the restricted stock awards activity:

	Outstanding	Weighted-Average Grant Date Fair Value
Outstanding at January 1, 2023	55,735	$5.92
Granted	—	—
Forfeited/cancelled	—	—
Vested	(46,054)	5.81

Outstanding at June 30, 2023	9,681	$6.37

For the six months ended June 30, 2023 and 2022, the Company recognized $241,782 and $628,318 of stock compensation expense relating to RSAs, respectively. For the three months ended June 30, 2023 and 2022, the Company recognized $120,891 and $483,733 of stock compensation expense relating to RSAs, respectively. As of June 30, 2023, there was $70,848 of unrecognized compensation expense related to unvested restricted share awards that is expected to be recognized over a weighted-average period of approximately 1 month.
Restricted Stock Units
On June 14, 2022, the Board of Directors of the Company authorized the grant of 356,851 RSUs, of which 336,538 were granted to an officer of the Company who joined the Company in February 2022. Of the RSUs granted to the officer, 48,077 vested immediately and the balance of 288,461 vested in equal quarterly installments through February 28, 2023. Under the terms of the officer’s employment agreement, the Company also agreed to guarantee the minimum value of the RSUs on their vesting dates. The Company accrued $201,282 in accrued expenses in the condensed consolidated balance sheet, reflecting this minimum value obligation as of June 30, 2023.
On February 28, 2023, the Company issued 33,387 fully vested RSUs to an officer upon his one year anniversary of employment.
The following table summarizes the restricted stock units activity:

	Outstanding	Value
Outstanding at January 1, 2023	72,957	$4.44
Granted	152,137	3.32
Forfeited/cancelled	—	—
Vested	(99,052)	4.22

Outstanding at June 30, 2023	126,042	$3.23

For the six months ended June 30, 2023 and 2022, the Company recognized $358,486 and $381,829 of stock compensation expense relating to RSUs, respectively. For the three months ended June 30, 2023 and 2022, the Company recognized $72,377 and $381,829 of stock compensation expense relating to RSUs, respectively. As of June 30, 2023, there was $344,680 of unrecognized compensation expense related to unvested restricted share units that is expected to be recognized over a period of 3.3 years.

NOTE 9 – SHARE-BASED COMPENSATION
Global Incentive Plan
On May 31, 2022, the shareholders of the Company approved the Company’s Board of Directors proposal to increase the Company’s Global Incentive Plan (the “Plan”) by 1,575,000 shares, thus bringing the total number of stock options and restricted stock units (“RSUs”) that may be issued pursuant to the Plan to 1,950,855. During the year ended December 31, 2022, the Board of Directors of the Company approved the issuance of 592,644 stock options and 356,851 RSUs. In addition, during the year ended December 31, 2022, 28,957 stock options and 35,153 RSU’s were either exercised or canceled respectively. As of December 31, 2022, the remaining number of underlying shares available for future issuances under the Plan is 674,816.
Under the terms of the Plan, on the grant date, the Board of Directors determines the vesting schedule of each stock option and RSUs on an individual basis. All stock options expire the earlier of (1) ten years from the date of the grant, (2) May 31, 2031 or (3)
90 days
after the termination of employment of the grantee.

Stock Options
The fair value of options and share awards granted under the stock option plan during the year ended December 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2022	2021
Risk-free interest rates	3.61%	0.91%
Expected life	5 years	5 years
Expected volatility	41.00%	40.81%
Expected dividend yield	0.00%	0.00%
The following table summarizes the stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2022	368,247	$7.68	8.98	$3,616,248
Granted	592,644	4.44
Forfeited/Cancelled	(6,549)	0.008
Exercised	(22,408)	0.008

Balance at December 31, 2022	931,934	5.88	8.91	$203,295

Exercisable at December 31, 2022	424,271	$6.16	8.74	$130,188
The following table summarizes the Company’s
non-vested
stock options activity:

	Non-vested Options Outstanding	Weighted- Average Grant Date Fair Value
At January 1, 2022	264,559	$3.80
Options granted	592,644	1.84
Options forfeited/cancelled	(6,549)	7.88
Options exercised	(22,408)	5.12
Options vested	(320,583)	3.88

At December 31, 2022	507,663	$2.64

For the years ended December 31, 2022 and 2021, the Company recognized $828,860 and $394,311 of stock compensation expense relating to stock options, respectively. As of December 31, 2022, there was $1,301,599 of unrecognized stock compensation expense related to non-vested
share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately two years.
Restricted Stock Awards
In July 2019, the Board of Directors authorized grants of restricted stock awards (“RSAs”) through a restricted stock award purchase agreement to certain founders, consultants, and advisors of the Company. Certain grants to the Company’s founders were fully vested at the date of incorporation, other grants vest over a four-year period on each anniversary of the grant date, based on continued employment, and other grants vested based on various milestones. The shares of common stock underlying the RSAs are issued upon grant.

The following table summarizes the restricted stock awards activity:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value Per Share
Outstanding at January 1, 2022	177,154	$5.68
Granted	—	—
Forfeited/cancelled	—	—
Vested	(121,419)	5.76

Outstanding at December 31, 2022	55,735	$5.92

For the years ended December 31, 2022 and 2021, the Company recognized $1,301,599 and $836,481 of stock compensation expense relating to RSAs, respectively. As of December 31, 2022, there was $312,631 of unrecognized compensation expense related to unvested restricted share awards that is expected to be recognized over a weighted-average period of approximately 1 year.
Restricted Stock Units
On June 14, 2022, the Board of Directors of the Company authorized the grant of 356,851 RSU’s of which 336,538 were granted to an officer who joined the Company in February 2022. Of the RSUs granted to the officer, 48,077 vested immediately and the balance of 288,461 will vest in equal quarterly installments through February 28, 2023. Under the terms of the officer’s employment agreement, the Company also agreed to guarantee the minimum value of the RSUs on their vesting dates. The Company accrued an amount of $74,359 in accrued expenses in the consolidated balance sheets, reflecting this minimum value obligation as of December 31, 2022.
In addition, the Company agreed to issue to the officer a
one-time
grant of fully vested shares of the Company’s common stock with a fair market value of $250,000 as a signing bonus to be provided following the twelve-month anniversary of the officer’s start date with the Company. Included in accrued expenses as of December 31, 2022 in the consolidated balance sheets is an amount of $250,000 representing the full value of the signing bonus.
On November 23, 2022, the Company canceled 35,154 RSUs held by an officer of the Company in exchange for a cash bonus of $147,645. These RSUs were due to vest on November 28, 2022.
The following table summarizes the restricted stock units activity:

	Restricted Stock Units	Value
Outstanding at January 1, 2022	—	$—
Granted	356,851	4.44
Forfeited/cancelled	(35,153)	4.44
Vested	(248,741)	4.44

Outstanding at December 31, 2022	72,957	$4.44

For the year ended December 31, 2022 and 2021, the Company recognized $1,406,548 and $0 of stock compensation expense relating to RSUs, respectively. As of December 31, 2022, there was of unrecognized compensation expense related to unvested RSUs that is expected to be recognized over a period of two months for one employee of $333,332 and four years for another employee of $39,313.